Related Party Transactions (Details Narrative) (10-K) - USD ($)	Oct. 07, 2019	Jul. 31, 2019	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Loans payable			$ 74,608
Former Chief Executive Officer [Member]
Loans payable		$ 7,567
Additional funds		$ 1,737
Related party payables			$ 57,062	$ 56,277	$ 270
Former Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Number of shares of common stock		300,000
Number of sale of shares	300,000